                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.07
Income From Investment Operations:
Net investment income	0.18
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.50
Less Distributions:
Distributions from net investment income	(0.18)
Net Asset Value, End of Period	$8.39
Total Return [3]	6.19%

Ratios to Average Net Assets:
Net expenses	1.28	% [4,5]
Net investment income	4.43	% [4]
Expense waiver/reimbursement [6]	0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$367,030
Portfolio turnover	22%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2007, for the years ended November 30, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003 are 1.27%, 1.30%, 1.30%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended February 28,
2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
$7.34		$7.20		$6.76		$5.84		$7.87		$9.94

0.34		0.37		0.31		0.25		0.33		0.34
0.74		0.16		0.46		0.91		(2.03)		(2.05)
1.08		0.53		0.77		1.16		(1.70)		(1.71)

(0.35)		(0.39)		(0.33)		(0.24)		(0.33)		(0.36)
$8.07		$7.34		$7.20		$6.76		$5.84		$7.87
15.05%		7.54%		11.63%		20.20%		(21.94)%		(17.58)%

1.31	% [5]	1.31	% [5]	1.34	% [5]	1.34	% [4,5]	1.38	% [5]	1.27%
4.41%		4.71%		4.42%		4.72	% [4]	4.98%		3.77%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--

$357,177		$321,376		$310,027		$281,381		$213,915		$363,449
41%		46%		59%		94%		140%		95%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.08
Income From Investment Operations:
Net investment income	0.14
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.46
Less Distributions:
Distributions from net investment income	(0.14)
Net Asset Value, End of Period	$8.40
Total Return [3]	5.79%

Ratios to Average Net Assets:
Net expenses	2.03	% [4,5]
Net investment income	3.66	% [4]
Expense waiver/reimbursement [6]	0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,513
Portfolio turnover	22%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios for the six months ended May 31, 2007, for the years ended November 30, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003 are 2.03%, 2.05%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended February 28,
2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
$7.34		$7.21		$6.77		$5.84		$7.88		$9.95

0.29		0.31		0.26		0.21		0.28		0.28
0.74		0.15		0.46		0.93		(2.04)		(2.06)
1.03		0.46		0.72		1.14		(1.76)		(1.78)

(0.29)		(0.33)		(0.28)		(0.21)		(0.28)		(0.29)
$8.08		$7.34		$7.21		$6.77		$5.84		$7.88
14.34%		6.58%		10.77%		19.71%		(22.64)%		(18.19)%

2.06	% [5]	2.06	% [5]	2.09	% [5]	2.09	% [4,5]	2.13	% [5]	2.02%
3.65%		3.97%		3.68%		3.97	% [4]	4.20%		3.01%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	-

$58,305		$52,381		$49,900		$46,836		$35,409		$63,249
41%		46%		59%		94%		140%		95%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.07
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.46
Less Distributions:
Distributions from net investment income	(0.14)
Net Asset Value, End of Period	$8.39
Total Return [3]	5.80%

Ratios to Average Net Assets:
Net expenses	2.02	% [4,5]
Net investment income	3.68	% [4]
Expense waiver/reimbursement [6]	0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,306
Portfolio turnover	22%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2007, for the years ended November 30, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003 are 2.02%, 2.04%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended February 28,
2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
$7.34		$7.20		$6.76		$5.84		$7.87		$9.94

0.29		0.32		0.26		0.21		0.29		0.28
0.73		0.15		0.46		0.92		(2.04)		(2.06)
1.02		0.47		0.72		1.13		(1.75)		(1.78)

(0.29)		(0.33)		(0.28)		(0.21)		(0.28)		(0.29)
$8.07		$7.34		$7.20		$6.76		$5.84		$7.87
14.22%		6.73%		10.78%		19.53%		(22.54)%		(18.21)%

2.05	% [5]	2.06	% [5]	2.09	% [5]	2.09	% [4,5]	2.13	% [5]	2.02%
3.67%		4.00%		3.66%		3.97	% [4]	4.22%		3.01%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	-

$35,373		$23,146		$20,400		$16,815		$13,063		$22,467
41%		46%		59%		94%		140%		95%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$8.06
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.50
Less Distributions:
Distributions from net investment income	(0.18)
Net Asset Value, End of Period	$8.38
Total Return [3]	6.20%

Ratios to Average Net Assets:
Net expenses	1.26	% [4,5]
Net investment income	4.42	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$101,281
Portfolio turnover	22%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2007, for the years ended November 30, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003 are 1.26%, 1.29%, 1.27%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended February 28,
2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
$7.33		$7.20		$6.76		$5.84		$7.87		$9.94

0.36		0.39		0.34		0.26		0.36		0.36
0.72		0.13		0.43		0.90		(2.06)		(2.07)
1.08		0.52		0.77		1.16		(1.70)		(1.71)

(0.35)		(0.39)		(0.33)		(0.24)		(0.33)		(0.36)
$8.06		$7.33		$7.20		$6.76		$5.84		$7.87
15.09%		7.40%		11.63%		20.20%		(21.94)%		(17.58)%

1.30	% [5]	1.27	% [5]	1.34	% [5]	1.34	% [4,5]	1.38	% [5]	1.27%
4.41%		4.73%		4.45%		4.72	% [4]	4.97%		3.76%
0.00	% [7]	0.03%		0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--

$100,393		$99,963		$110,207		$123,128		$119,963		$205,750
41%		46%		59%		94%		140%		95%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,061.90	$ 6.58
Class B Shares	$1,000	$1,057.90	$10.42
Class C Shares	$1,000	$1,058.00	$10.36
Class F Shares	$1,000	$1,062.00	$ 6.48
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.55	$ 6.44
Class B Shares	$1,000	$1,014.81	$10.20
Class C Shares	$1,000	$1,014.86	$10.15
Class F Shares	$1,000	$1,018.65	$ 6.34

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.28%
Class B Shares	2.03%
Class C Shares	2.02%
Class F Shares	1.26%

Portfolio of Investments Summary Tables

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed-Income Securities	35.8%
Domestic Equity Securities	31.0%
International Fixed-Income Securities	19.2%
International Equity Securities	7.5%
Cash Equivalents [2]	11.1%
Other Assets and Liabilities--Net [3]	(4.6)%
TOTAL	100.0%

At May 31, 2007, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	33.2%
Energy	11.2%
Health Care	11.0%
Telecommunication Services	9.4%
Industrials	9.3%
Consumer Staples	8.9%
Consumer Discretionary	5.5%
Information Technology	4.2%
Utilities	3.7%
Materials	3.6%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents include any investments in money market mutual funds and /or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--35.3%
		Consumer Discretionary--1.7%
21,200		Autoliv Inc.	$1,265,640
43,200		CBS Corp. - Class B	1,436,832
16,260		Dow Jones & Co.	866,821
38,530		Gannett Co., Inc.	2,266,335
13,090		KB HOME	600,700
21,510		McClatchy, Co., Class A	595,182
49,900		McDonald's Corp.	2,522,445
		TOTAL	9,553,955
		Consumer Staples--3.4%
16,550		Altria Group, Inc.	1,176,705
11,500		Anheuser-Busch Cos., Inc.	613,410
65,920		Coca-Cola Co.	3,493,101
45,260		Colgate-Palmolive Co.	3,030,610
32,990		Kimberly-Clark Corp.	2,340,970
81,665		Kraft Foods, Inc., Class A	2,763,544
36,140		PepsiCo, Inc.	2,469,446
78,340		Wal-Mart Stores, Inc.	3,728,984
		TOTAL	19,616,770
		Energy--4.3%
54,680		BP PLC, ADR	3,664,107
78,170		Chevron Corp.	6,370,073
39,500		ENI SpA, ADR	2,791,465
53,230		Enbridge Inc.	1,893,923
7,800		Exxon Mobil Corp.	648,726
19,225		Hugoton Royalty Trust	523,304
22,590		Patterson-UTI Energy, Inc.	596,828
51,320		Royal Dutch Shell PLC	3,813,076
58,860		Total SA, ADR, Class B	4,440,987
		TOTAL	24,742,489
Shares			Value
		COMMON STOCKS--continued
		Financials--11.6%
49,180		Ace, Ltd.	$3,028,013
12,180		Aflac, Inc.	643,835
38,190		Allstate Corp.	2,348,685
198,693		Bank of America Corp.	10,075,722
45,110		Bank of New York Co., Inc.	1,829,662
226,120		Citigroup, Inc.	12,321,279
37,600		Freddie Mac	2,511,304
32,800		Fannie Mae	2,096,576
12,080		Hartford Financial Services Group, Inc.	1,246,294
70,190		MBIA, Inc.	4,671,144
21,610		Morgan Stanley	1,837,714
42,160		Nationwide Financial Services, Inc., Class A	2,610,126
27,100		PartnerRe Ltd.	2,081,280
14,200		UBS AG - U.S. issue	926,408
173,410		Wachovia Corp.	9,397,088
164,080		Wells Fargo & Co.	5,921,647
860		White Mountains Insurance Group, Inc.	516,645
36,131		XL Capital Ltd., Class A	2,946,812
		TOTAL	67,010,234
		Health Care--4.2%
45,280		AstraZeneca Group PLC, ADR	2,407,990
38,100		Biovail Corp.	924,306
90,760		GlaxoSmithKline PLC, ADR	4,735,857
37,810		Johnson & Johnson	2,392,239
32,240		Lilly (Eli) & Co.	1,889,909
383,940		Pfizer, Inc.	10,554,511
20,910		Wyeth	1,209,434
		TOTAL	24,114,246
		Industrials--3.5%
22,530		3M Co.	1,981,739
37,790		Avery Dennison Corp.	2,466,553
60,790		Dover Corp.	3,042,539
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
65,800		General Electric Co.	$2,472,764
12,600		Illinois Tool Works, Inc.	664,272
60,000		Ingersoll-Rand Co., Class A	3,079,800
21,470		Kelly Services, Inc., Class A	618,765
63,980		Northrop Grumman Corp.	4,837,528
8,400		United Parcel Service, Inc., Class B	604,548
17,100		Waste Management, Inc.	661,257
		TOTAL	20,429,765
		Information Technology--0.2%
59,850		Intel Corp.	1,326,874
		Materials--1.4%
16,480		Alcoa, Inc.	680,294
23,420		Anglo American PLC, ADR	710,094
13,240		Dow Chemical Co.	600,831
3,500		Freeport-McMoRan Copper & Gold, Inc.	275,450
35,850		International Flavors & Fragrances, Inc.	1,840,180
9,400		PPG Industries, Inc.	716,186
24,800		Packaging Corp. of America	641,328
2,270		Rio Tinto PLC, ADR	664,997
33,900		Rohm & Haas Co.	1,797,039
		TOTAL	7,926,399
		Telecommunication Services--3.6%
270,519		AT&T, Inc.	11,183,255
65,200		Deutsche Telekom AG, ADR	1,208,808
24,200		Embarq Corp.	1,555,092
70,260		NTT Docomo Inc. - Spon. ADR	1,199,338
62,700		Verizon Communications	2,729,331
191,636		Windstream Corp.	2,878,373
		TOTAL	20,754,197
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--1.4%
27,800		Duke Energy Corp.	$543,212
49,000		Energy East Corp.	1,184,330
8,670		FirstEnergy Corp.	600,224
68,650		SCANA Corp.	2,910,074
44,180		TXU Corp.	2,979,941
		TOTAL	8,217,781
		TOTAL COMMON STOCKS (IDENTIFIED COST $169,423,049)	203,692,710
		CORPORATE BONDS--0.9%
		Basic Industry - Paper -- 0.3%
$1,400,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,518,311
400,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	417,823
		TOTAL	1,936,134
		Communications - Media Noncable--0.3%
1,500,000		News America Holdings, Note, 8.15%, 10/17/2036	1,803,331
		Financial Institution - Banking--0.3%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,580,988
		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,666,363)	5,320,453
		PREFERRED STOCKS--2.8%
		Consumer Discretionary--0.4%
85,390		Credit Suisse 8.80% Equity Linked Notes (JNY)	2,477,164
		Energy--0.5%
46,600	[1,2]	Goldman Sachs 6.5% Trigger Mandatory Exchangeable Notes (GSF)	2,773,119
		Financials--0.5%
44,300	[1,2]	Merrill Lynch 5% Capped Appreciation Note (RNR)	2,606,834
8,800		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	487,300
		TOTAL	3,094,134
Shares			Value
		PREFERRED STOCKS--continued
		Information Technology--1.4%
76,400	[1,2]	Goldman Sachs 5.20% Trigger Mandatory Exchangeable Notes (LLTC)	$2,606,539
80,500	[1,2]	Goldman Sachs 6.00% Trigger Mandatory Exchangeable Notes (MXIM)	2,496,627
118,900	[1,2]	Merrill Lynch 7.5% Capped Appreciation Note (NOK)	2,759,075
		TOTAL	7,862,241
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $14,587,206)	16,206,658
		MUTUAL FUNDS--60.7% [3]
5,352,053		Emerging Markets Fixed Income Core Fund	117,903,129
10,379,762		Federated Mortgage Core Portfolio	101,617,873
34,035,529	[4]	Prime Value Obligations Fund, Institutional Shares, 5.24%	34,035,529
13,844,678		High Yield Bond Portfolio	96,774,303
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $335,931,436)	350,330,834
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $525,608,054) [5]	575,550,655
		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,579,535
		TOTAL NET ASSETS--100%	$577,130,190

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $13,242,194, which represented 2.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2007, these liquid restricted securities amounted to $13,242,194, which represented 2.3% of total net assets.

3 Affiliated companies.

4 7-Day net yield.

5 The cost of investments for federal tax purposes amounts to $525,557,372.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $350,330,834 of investments in affiliated issuers (Note 5) (identified cost $525,608,054)		$575,550,655
Cash		375,406
Income receivable		2,100,516
Receivable for investments sold		589,648
Receivable for shares sold		926,438
TOTAL ASSETS		579,542,663
Liabilities:
Payable for investments purchased	$1,372,910
Payable for shares redeemed	368,091
Income distribution payable	271,405
Payable for distribution services fee (Note 5)	68,798
Payable for shareholder services fee (Note 5)	162,596
Accrued expenses	168,673
TOTAL LIABILITIES		2,412,473
Net assets for 68,821,651 shares outstanding		$577,130,190
Net Assets Consist of:
Paid-in capital		$779,984,441
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		49,943,115
Accumulated net realized loss on investments, options and foreign currency transactions		(253,786,803)
Undistributed net investment income		989,437
TOTAL NET ASSETS		$577,130,190

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($367,029,666 ÷ 43,769,165 shares outstanding), no par value, unlimited shares authorized	$8.39
Offering price per share (100/94.50 of $8.39) [1]	$8.88
Redemption proceeds per share	$8.39
Class B Shares:
Net asset value per share ($64,512,882 ÷ 7,683,548 shares outstanding), no par value, unlimited shares authorized	$8.40
Offering price per share	$8.40
Redemption proceeds per share (94.50/100 of $8.40) [1]	$7.94
Class C Shares:
Net asset value per share ($44,306,328 ÷ 5,283,076 shares outstanding), no par value, unlimited shares authorized	$8.39
Offering price per share	$8.39
Redemption proceeds per share (99.00/100 of $8.39) [1]	$8.31
Class F Shares:
Net asset value per share ($101,281,314 ÷ 12,085,862 shares outstanding), no par value, unlimited shares authorized	$8.38
Offering price per share (100/99.00 of $8.38) [1]	$8.46
Redemption proceeds per share (99.00/100 of $8.38) [1]	$8.30

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $7,344,023 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $51,828)		$11,041,143
Interest		772,938
Investment income allocated from affiliated partnership (Note 5)		4,165,917
TOTAL INCOME		15,979,998
Expenses:
Investment adviser fee (Note 5)	$2,102,694
Administrative personnel and services fee (Note 5)	222,138
Custodian fees	14,198
Transfer and dividend disbursing agent fees and expenses	368,025
Directors'/Trustees' fees	4,519
Auditing fees	12,489
Legal fees	4,785
Portfolio accounting fees	68,391
Distribution services fee--Class B Shares (Note 5)	229,291
Distribution services fee--Class C Shares (Note 5)	153,611
Shareholder services fee--Class A Shares (Note 5)	438,710
Shareholder services fee--Class B Shares (Note 5)	76,430
Shareholder services fee--Class C Shares (Note 5)	48,614
Shareholder services fee--Class F Shares (Note 5)	116,184
Share registration costs	34,607
Printing and postage	38,271
Insurance premiums	3,718
Miscellaneous	3,879
EXPENSES BEFORE ALLOCATION	3,940,554
Expenses allocated from affiliated partnership	30,528
TOTAL EXPENSES	3,971,082

Statement of Operations-continued

Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(8,332)
Waiver of administrative personnel and services fee	(8,504)
Fees paid indirectly from directed broker arrangements	(9,358)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		$(26,194)
Net expenses			$3,944,888
Net investment income			12,035,110
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, and foreign currency transactions (including realized gain of $703,203 on sales of investments in affiliated companies)			17,136,413
Net realized gain from affiliated partnership			3,064,872
Net realized loss on written options			(66,749)
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			1,097,036
Net realized and unrealized gain on investments, options and foreign currency transactions			21,231,572
Change in net assets resulting from operations			$33,266,682

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,035,110	$22,140,779
Net realized gain on investments including allocation from affiliated partnership, futures contracts, options and foreign currency transactions	20,134,536	34,245,147
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	1,097,036	16,399,784
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,266,682	72,785,710
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,640,632)	(15,179,956)
Class B Shares	(1,078,543)	(2,067,346)
Class C Shares	(726,361)	(1,078,790)
Class F Shares	(2,130,010)	(4,474,065)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,575,546)	(22,800,157)
Share Transactions:
Proceeds from sale of shares	54,801,378	90,563,112
Net asset value of shares issued to shareholders in payment of distributions declared	9,960,556	19,691,620
Cost of shares redeemed	(60,570,988)	(105,857,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,190,946	4,397,621
Change in net assets	25,882,082	54,383,174
Net Assets:
Beginning of period	551,248,108	496,864,934
End of period (including undistributed net investment income of $989,437 and $529,873, respectively)	$577,130,190	$551,248,108

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the "Fund"). Effective May 27, 2003, the Fund became a portfolio of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had no net realized gains or losses on futures contracts.

At May 31, 2007, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2007, the Fund had a realized loss of $66,749 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	269	$31,677
Contracts written	129	11,613
Contracts expired	(138)	(12,526)
Contracts bought back	(260)	(30,764)
Outstanding at May 31, 2007	0	$ 0

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,593,190	$29,544,925	7,435,918	$56,755,579
Shares issued to shareholders in payment of distributions declared	846,179	6,968,442	1,831,253	13,950,188
Shares redeemed	(4,942,310)	(40,568,652)	(8,807,663)	(67,355,847)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(502,941)	$(4,055,285)	459,508	$3,349,920

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,351,212	$11,120,450	2,063,101	$15,748,916
Shares issued to shareholders in payment of distributions declared	107,077	883,015	222,130	1,694,428
Shares redeemed	(992,685)	(8,162,332)	(2,199,077)	(16,782,490)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	465,604	$3,841,133	86,154	$660,854

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,350,489	$11,068,150	1,769,712	$13,562,256
Shares issued to shareholders in payment of distributions declared	67,436	555,446	109,124	832,756
Shares redeemed	(518,545)	(4,253,064)	(649,390)	(4,956,138)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	899,380	$7,370,532	1,229,446	$9,438,874

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	373,203	$3,067,853	599,135	$4,496,361
Shares issued to shareholders in payment of distributions declared	188,863	1,553,653	422,081	3,214,248
Shares redeemed	(924,479)	(7,586,940)	(2,204,366)	(16,762,636)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(362,413)	$(2,965,434)	(1,183,150)	$(9,052,027)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	499,630	$4,190,946	591,958	$4,397,621

4. FEDERAL TAX INFORMATION

At May 31, 2007 the cost of investments for federal tax purposes was $525,557,372. The net unrealized appreciation of investments for federal tax purposes was $49,993,283. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,463,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,470,527.

At November 30, 2006, the Fund had a capital loss carryforward of $271,327,194 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 37,628,361
2010	$205,719,244
2011	$ 27,979,589

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2007, the Sub-Adviser earned a sub-adviser fee of $417,123.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,504 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2007, Class F Shares did not incur a distribution services fee. When FSC recevies fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $124,557 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $59,753 in sales charges from the sale of Class A Shares. FSC also retained $4,020 of contingent deferred sales charges relating to redemptions of Class C Shares and $969 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. A financial intermediary affiliated with management of Federated Investors, Inc. received $399 of Service Fees for the six months ended May 31, 2007.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2007, the Fund's expenses were reduced by $9,358 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $8,332 in connection with the investments in the affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed-Income Core Fund	5,708,797	69,488	426,232	5,352,053	$ 117,903,129	$ 4,165,917
Federated Mortgage Core Portfolio	8,282,463	2,097,299	--	10,379,762	$ 101,617,873	$ 2,596,685
High Yield Bond Portfolio	14,781,074	344,180	1,280,576	13,844,678	$ 96,774,303	$ 4,235,714
Prime Value Obligations Fund, Institutional Shares	--	63,481,125	29,445,596	34,035,529	$ 34,035,529	$ 511,624
TOTAL OF AFFILIATED TRANSACTIONS	28,772,334	65,992,092	31,152,404	63,612,022	$350,330,834	$11,509,940

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$116,265,460
Sales	$118,778,043

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

8092606 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Stock and California Muni Fund

Established 2006

A Portfolio of Federated Income Securities Trust

As indicated in its name, Federated Stock and California Muni Fund invests in both equity securities (stock) and California municipal (muni) securities as described in the Fund's Prospectus and Statement of Additional Information. Thus, the Fund is not entirely a "tax-exempt" or "municipal" Fund, and a portion of the income derived from the Fund's portfolio (or dividend distributions) will be subject to federal income tax and California state and local personal income tax.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	5/31/2007	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.14
Net realized and unrealized gain on investments and foreign currency transactions	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.29
Less Distributions:
Distributions from net investment income	(0.13)
Net Asset Value, End of Period	$10.16
Total Return [2]	2.97%

Ratios to Average Net Assets:
Net expenses	0.25	% [3,4]
Net investment income	3.64	% [3]
Expense waiver/reimbursement [5]	17.63	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,427
Portfolio turnover	38%

1 For the period from December 11, 2006 (date of initial investment) to May 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.25% for the period ended May 31, 2007 after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	5/31/2007	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.11
Net realized and unrealized gain on investments and foreign currency transactions	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.27
Less Distributions:
Distributions from net investment income	(0.11)
Net Asset Value, End of Period	$10.16
Total Return [2]	2.67%

Ratios to Average Net Assets:
Net expenses	1.00	% [3,4]
Net investment income	3.11	% [3]
Expense waiver/reimbursement [5]	11.99	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,153
Portfolio turnover	38%

1 For the period from December 11, 2006 (date of initial investment) to May 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.00% for the period ended May 31, 2007 after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 11, 2006 (date of initial investment) to May 31, 2007, with respect to "Actual" expense information, and December 1, 2006 to May 31, 2007 with respect to "Hypothetical" expense information.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/11/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,029.70	$1.20
Class C Shares	$1,000	$1,026.70	$4.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.68	$1.26
Class C Shares	$1,000	$1,019.95	$5.04

1 "Actual" expense information for the Fund's Class A Shares and Class C Shares is for the period from December 11, 2006 (date of initial investment) to May 31, 2007. Actual expenses are equal to the Fund's Class A Shares and Class C Shares annualized net expense ratios, multiplied by 172/365 (to reflect the period from initial investment to May 31, 2007). "Hypothetical" expense information for the Fund's Class A Shares and Class C Shares is presented on the basis of the full one half-year period to enable comparison to other funds. It is based on assuming the same expense ratios and average account values over the period equal to the Fund's Class A Shares and Class C Shares annualized net expense ratios, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.25%
Class C Shares	1.00%

Portfolio of Investments Summary Tables

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	47.7%
Equity Securities	28.1%
Cash Equivalents [2]	22.0%
Other Assets and Liabilities-Net [3]	2.2%
TOTAL	100.0%

At May 31, 2007, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	29.2%
Energy	12.2%
Health Care	11.6%
Telecommunication Services	10.2%
Consumer Staples	9.8%
Industrials	9.3%
Consumer Discretionary	6.5%
Utilities	4.3%
Materials	3.7%
Information Technology	3.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in tax-exempt variable rate instruments.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At May 31, 2007, the Fund's sector composition 5 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Tax-Exempt Municipal Securities
Insured	55.5%
Bank Enhanced	10.8%
Water & Sewer	8.7%
Hospital	7.9%
General Obligation-State	7.0%
Public Power	3.3%
Tobacco	2.3%
Transportation	2.3%
Senior Care	2.2%
TOTAL	100.0%

5 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--28.1%
		Consumer Discretionary--1.8%
210		Autoliv Inc.	$12,537
310		CBS Corp. - Class B	10,311
210		Dow Jones & Co.	11,195
390		Gannett Co., Inc.	22,940
340		Jones Apparel Group, Inc.	10,125
120		KB HOME	5,507
190		McClatchy, Co., Class A	5,257
850		McDonald's Corp.	42,967
		TOTAL	120,839
		Consumer Staples--2.7%
170		Altria Group, Inc.	12,087
240		Anheuser-Busch Cos., Inc.	12,802
530		Coca-Cola Co.	28,085
390		Colgate-Palmolive Co.	26,114
290		Kimberly-Clark Corp.	20,578
926		Kraft Foods, Inc., Class A	31,336
250		PepsiCo, Inc.	17,082
680		Wal-Mart Stores, Inc.	32,368
		TOTAL	180,452
		Energy--3.5%
480		BP PLC, ADR	32,165
640		Chevron Corp.	52,154
290		ENI SpA, ADR	20,494
320		Enbridge Inc.	11,386
570		Exxon Mobil Corp.	47,407
50		GlobalSantaFe Corp.	3,415
65		Hugoton Royalty Trust	1,769
200		Patterson-UTI Energy, Inc.	5,284
480		Royal Dutch Shell PLC	35,664
220		Total SA, ADR, Class B	16,599
		TOTAL	226,337
Shares			Value
		COMMON STOCKS--continued
		Financials--8.2%
430		Ace, Ltd.	$26,475
100		Aflac, Inc.	5,286
330		Allstate Corp.	20,295
1,800		Bank of America Corp.	91,278
400		Bank of New York Co., Inc.	16,224
1,830		Citigroup, Inc.	99,717
300		Federal Home Loan Mortgage Corp.	20,037
160		Federal National Mortgage Association	10,227
90		Hartford Financial Services Group, Inc.	9,285
610		MBIA, Inc.	40,595
240		Morgan Stanley	20,410
250		Nationwide Financial Services, Inc., Class A	15,477
130		PartnerRe Ltd.	9,984
90		RenaissanceRe Holdings Ltd.	5,282
190		UBS AG - U.S. issue	12,396
1,560		Wachovia Corp.	84,536
1,320		Wells Fargo & Co.	47,639
60		XL Capital Ltd., Class A	4,894
		TOTAL	540,037
		Health Care--3.3%
390		AstraZeneca Group PLC, ADR	20,740
240		Biovail Corp.	5,822
780		GlaxoSmithKline PLC, ADR	40,700
420		Johnson & Johnson	26,573
290		Lilly (Eli) & Co.	17,000
3,390		Pfizer, Inc.	93,191
170		Wyeth	9,833
		TOTAL	213,859
		Industrials--2.6%
210		3M Co.	18,472
330		Avery Dennison Corp.	21,539
520		Dover Corp.	26,026
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
530		General Electric Co.	$19,917
110		Illinois Tool Works, Inc.	5,799
460		Ingersoll-Rand Co., Class A	23,612
190		Kelly Services, Inc., Class A	5,476
550		Northrop Grumman Corp.	41,585
70		United Parcel Service, Inc.	5,038
130		Waste Management, Inc.	5,027
		TOTAL	172,491
		Information Technology--0.9%
510		Intel Corp.	11,307
410		Linear Technology Corp.	14,715
510		Maxim Integrated Products, Inc.	15,682
610		Nokia Oyj, ADR, Class A	16,702
		TOTAL	58,406
		Materials--1.0%
140		Anglo American PLC, ADR	4,245
110		Dow Chemical Co.	4,992
70		Freeport-McMoRan Copper & Gold, Inc. Class B	5,509
270		International Flavors & Fragrances, Inc.	13,859
110		PPG Industries, Inc.	8,381
280		Packaging Corp. of America	7,241
30		Rio Tinto PLC, ADR	8,788
290		Rohm & Haas Co.	15,373
		TOTAL	68,388
		Telecommunication Services-2.9%
2,190		AT&T, Inc.	90,535
490		Deutsche Telekom AG, ADR	9,085
430		Embarq Corp.	27,632
610		NTT Docomo Inc. - Spon. ADR	10,413
650		Verizon Communications	28,294
1,510		Windstream Corp.	22,680
		TOTAL	188,639
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--1.2%
240		Duke Energy Corp.	$4,690
380		Energy East Corp.	9,185
90		FirstEnergy Corp.	6,231
600		SCANA Corp.	25,434
270		Scottish & Southern Energy PLC, ADR	8,208
370		TXU Corp.	24,956
		TOTAL	78,704
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,768,314)	1,848,152
		MUNICIPAL BONDS--47.7%
		California--46.5%
$50,000		Allan Hancock, CA Joint Community College District, UT GO Bonds (Election of 2006-Series A), 5.000%, (FSA INS), 08/01/2025	52,897
100,000		Baldwin Park, CA Unified School District, UT GO Bonds (Election of 2006) (Series 2007), 4.750%, (FSA INS), 08/01/2025	102,921
100,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bond (2006 Series F), 5.000%, 04/01/2031	104,869
100,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.000%, 11/15/2042	102,114
200,000		California Infrastructure & Economic Development Bank, (Salvation Army), Refunding Revenue Bonds, 4.750%, (AMBAC INS), 09/01/2029	204,648
50,000	[1,2]	California State, Residual Interest Tax-Exempt Securities (PA-1475), 08/01/2030	47,052
165,000		California State, UT GO Bonds, 5.000%, 10/01/2023	172,887
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	102,577
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	101,032
50,000		California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds (Series 2007A), 5.000%, 04/01/2031	51,167
100,000		California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds (Series 2007B), 5.250%, 03/01/2045	102,961
100,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045	102,719
100,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	105,806
50,000		Lancaster, CA Financing Authority, Tax Allocation Revenue Bonds (2006 Issue: Project 5 & 6), 5.000%, (AMBAC INS), 02/01/2039	52,158
50,000		Long Beach, CA Bond Financing Authority, Rainbow Harbor Lease Revenue Refunding Bonds (2006 Series A), 5.000%, (AMBAC INS), 05/01/2024	53,201
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$200,000		Los Angeles, CA Housing Authority, GO First Mortgage Bonds (Series 2007A), 5.000%, (Radian Asset Assurance INS), 06/01/2029	$207,492
110,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS), 07/01/2021	113,686
50,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS), 07/01/2024	51,600
50,000		Murrieta Valley, CA United School District Public Financing Authority, Special Tax Revenue Bonds (2006 Series A), 4.750%, (Assured Guaranty Corp. INS), 09/01/2036	50,670
50,000		Panama-Buena Vista, CA Unified School District, COP School Construction Project (Series 2006), 5.000%, (MBIA Insurance Corp. INS), 09/01/2036	52,025
150,000		Pomona, CA Redevelopment Agency, Revenue Bonds (2006 Series AS), 5.000%, (AMBAC INS), 02/01/2031	157,136
50,000		Riverside County, CA, COP (Series 2005A), 5.000%, (FGIC INS), 11/01/2036	51,947
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028	53,481
100,000		Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	104,873
100,000		San Francisco, CA City & County Airport Commission, International Airport Refunding Revenue Bonds (Issue 20), 4.500%, (MBIA Insurance Corp. INS), 05/01/2023	100,024
100,000		San Jose, CA Financing Authority, (San Jose, CA), Lease Revenue Refunding Bonds (Series 2006A: Civic Center Project), 4.625%, (AMBAC INS), 06/01/2033	99,775
100,000		Santa Clarita, CA Community College District, UT GO Bonds (Election of 2001, Series 2005), 5.000%, (FSA INS), 08/01/2028	104,983
100,000		South Orange County, CA Public Financing Authority, (Ladera Ranch), Special Tax Revenue Bonds (Series 2005A), 5.000%, (AMBAC INS), 08/15/2032	104,537
100,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (AMBAC INS), 05/15/2039	102,995
100,000		Vernon, CA Redevelopment Agency, Tax Allocation Bonds, 5.000%, (MBIA Insurance Corp. INS), 09/01/2035	103,967
90,000		West Kern, CA Water District, Water Revenue Refunding Bonds, 4.500%, (XL Capital Assurance Inc. INS), 06/01/2025	89,670
50,000		West Valley Mission Community College District, CA, UT GO Bonds (Election of 2004, Series 2006A), 4.750%, (FSA INS), 08/01/2030	51,306
		TOTAL	3,059,176
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--1.2%
$80,000	[1,2]	Puerto Rico Electric Power Authority, Drivers (Series 1817), (FSA INS), 01/01/2015	$79,880
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,175,594)	3,139,056
		SHORT-TERM MUNICIPALS--22.0% [3]
		California--17.5%
500,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs, 3.800%, 6/1/2007	500,000
150,000		Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003D) Weekly VRDNs (Los Angeles, CA), (AMBAC INS, Dexia Credit Local LIQ), 3.660%, 6/6/2007	150,000
100,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs, 3.650%, 6/7/2007	100,000
400,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs, (Dexia Credit Local LIQ), 3.700%, 6/7/2007	400,000
		TOTAL	1,150,000
		Puerto Rico--4.5%
300,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs, (MBIA Insurance Corp. INS, Credit Suisse, Zurich LIQ), 3.610%, 6/6/2007	300,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	1,450,000
		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $6,393,908) [4]	6,437,208
		OTHER ASSETS AND LIABILITIES - NET--2.2%	142,773
		TOTAL NET ASSETS--100%	$6,579,981

At May 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $126,932, which represented 1.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2007, these liquid restricted securities amounted to $126,932, which represented 1.9% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $6,393,906.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LIQ	--Liquidity Agreement
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $6,393,908)		$6,437,208
Cash		220,737
Income receivable		52,244
Receivable for investments sold		5,198
Receivable for shares sold		303,161
TOTAL ASSETS		7,018,548
Liabilities:
Payable for investments purchased	$371,786
Payable for administrative personnel and services fee (Note 5)	13,168
Payable for portfolio accounting fees	19,531
Payable for distribution services fee (Note 5)	1,254
Payable for shareholder services fee (Note 5)	2,252
Payable for share registration costs	21,698
Accrued expenses	8,878
TOTAL LIABILITIES		438,567
Net assets for 647,705 shares outstanding		$6,579,981
Net Assets Consist of:
Paid-in capital		$6,530,936
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		43,303
Accumulated net realized gain on investments		145
Undistributed net investment income		5,597
TOTAL NET ASSETS		$6,579,981
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($5,426,836 ÷ 534,231 shares outstanding), no par value, unlimited shares authorized		$10.16
Offering price per share (100/94.50 of $10.16) [1]		$10.75
Redemption proceeds per share		$10.16
Class C Shares:
Net asset value per share ($1,153,145 ÷ 113,474 shares outstanding), no par value, unlimited shares authorized		$10.16
Offering price per share		$10.16
Redemption proceeds per share (99.00/100 of $10.16) [1]		$10.06

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended May 31, 2007 1 (unaudited)

Investment Income:
Interest			$30,084
Dividends (net of foreign taxes withheld of $266)			12,351
TOTAL INCOME			42,435
Expenses:
Investment adviser fee (Note 5)		$10,821
Administrative personnel and services fee (Note 5)		89,535
Custodian fees		3,067
Transfer and dividend disbursing agent fees and expenses		13,527
Auditing fees		10,659
Legal fees		2,276
Portfolio accounting fees		20,236
Distribution services fee--Class C Shares (Note 5)		1,261
Shareholder services fee--Class A Shares (Note 5)		2,285
Shareholder services fee--Class C Shares (Note 5)		420
Share registration costs		21,827
Printing and postage		5,329
Insurance premiums		3,135
Miscellaneous		871
TOTAL EXPENSES		185,249
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(10,821)
Waiver of administrative personnel and services fee	(16,482)
Reimbursement of other operating expenses	(153,981)
Fees paid indirectly from directed broker arrangements	(18)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(181,302)
Net expenses			3,947
Net investment income			38,488
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments			145
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			43,303
Net realized and unrealized gain on investments and foreign currency transactions			43,448
Change in net assets resulting from operations			$81,936

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to May 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 5/31/2007 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,488
Net realized gain on investments	145
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	43,303
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,936
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,700)
Class C Shares	(4,191)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,891)
Share Transactions:
Proceeds from sale of shares	6,516,669
Net asset value of shares issued to shareholders in payment of distributions declared	14,791
Cost of shares redeemed	(524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,530,936
Change in net assets	6,579,981
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $5,597)	$6,579,981

1 For the period from December 11, 2006 (date of initial investment) to May 31, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Stock and California Muni Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended May 31	2007 [1]
Class A Shares:	Shares	Amount
Shares sold	533,150	$5,378,753
Shares issued to shareholders in payment of distributions declared	1,123	11,359
Shares redeemed	(42)	(423)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	534,231	$5,389,689

Period Ended May 31	2007 [1]
Class C Shares:	Shares	Amount
Shares sold	113,145	$1,137,916
Shares issued to shareholders in payment of distributions declared	339	3,432
Shares redeemed	(10)	(101)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	113,474	$1,141,247
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	647,705	$6,530,936

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to May 31, 2007.

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $6,393,906. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $43,302. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,293 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,991.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended May 31, 2007, the Adviser voluntarily waived $10,821 of its fee and voluntarily reimbursed $153,981 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the period ended May 31, 2007, the Sub-Adviser earned a sub-adviser fee of $1,813.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended May 31, 2007, the net fee paid to FAS was 6.75% of average daily net assets of the Fund. FAS waived $16,482 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares, to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended May 31, 2007, FSC retained $1,245 of fees paid by the Fund. For the period ended May 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the period ended May 31, 2007, FSC retained $9,635 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period ended May 31, 2007, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended May 31, 2007, the Fund's expenses were reduced by $18 under these arrangements.

Interfund Transactions

During the period ended May 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,800,344 and $3,356,528, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2007, were as follows:

Purchases	$5,818,967
Sales	$872,628

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 2007, 39.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.4% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the period ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED STOCK AND CALIFORNIA MUNI FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made an annualized allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C746
Cusip 31420C738

37048 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        July 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007